Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2020
Stock Option Plan
Schedule of estimates the volatility

2020

Expected volatility	52.4% - 70.0%
Expected dividends	0.0%
Expected term (in years)	5.17 - 10
Risk-free rate	0.11% - 0.48%
Fair value of common stock on grant date	$1.25

Schedule of weighted average

			Weighted-Average	Aggregate
		Weighted-Average	Remaining	Intrinsic
Options	Shares	Exercise Price	Contractual Term	Value

Outstanding at January 1, 2020	—	$—
Granted	360,000	1.28
Exercised	—	—
Forfeited or expired	—	—

Outstanding at December 31, 2020	360,000	$1.28	9.949	$—

Exercisable at December 31, 2020	131,250	$1.28	9.881	$—